Prepayments and Other Assets, Net	12 Months Ended
Sep. 30, 2025
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 8 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets, net consisted of the following:

	September 30, 2025	September 30, 2024
Prepaid rents	$6,068	$12,273
Prepaid service fee (a)	76,165	145,094
E-commerce business (b)	9,374,020	2,133,498
Advance to employees (c)	53,463	62,710
Security deposits	94,535	73,714
Prepaid board compensation	—	10,000
Equity investment disposition consideration receivable	21,211	—
Others (d)	22,427	3,243
Prepayment and other assets, net	$9,647,889	$2,440,532
Including:
Prepayment and other current assets, net	$9,647,889	$2,376,081
Prepayments and other non-current assets, net	$—	$64,451

(a)	The prepaid service fee represents the prepayment for third party service, that will be amortized over one to three years.

(b)	Prepayment for e-commerce business primarily included prepayments for goods purchase and advertising.

(c)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.

(d)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat.